Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of finance income and charges

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Interest income	179	193	168
Fair value gain on financial instruments	100	124	454
Total interest income(1)	279	317	622
Interest charge on bonds, commercial paper, bank loans and overdrafts	(665)	(563)	(495)
Interest charge on finance leases	(23)	(19)	(16)
Other interest charges	(396)	(325)	(119)
Fair value loss on financial instruments	(101)	(123)	(461)
Total interest charges(1)	(1,185)	(1,030)	(1,091)
Net interest charges	(906)	(713)	(469)
Net finance income in respect of post-employment plans in surplus (note 14)	57	71	29
Monetary gain on hyperinflation in various economies (note 1 (f))	49	13	1
Interest income in respect of direct and indirect tax	15	8	5
Unwinding of discounts	—	—	4
Total other finance income	121	92	39
Net finance charge in respect of post-employment plans in deficit (note 14)	(20)	(18)	(16)
Monetary loss on hyperinflation in various economies (note 1 (f))	(8)	(3)	(45)
Interest charge in respect of direct and indirect tax	(27)	(29)	(23)
Unwinding of discounts	(23)	(15)	(12)
Change in financial liability - Zacapa (Level 3)	—	(10)	(27)
Other finance charges	(22)	(16)	(3)
Total other finance charges	(100)	(91)	(126)
Net other finance income/(charges)	21	1	(87)
(1) Includes $59 million interest income and $765 million interest charge in respect of financial assets and liabilities that are not measured at fair value through income statement (2023 – $98 million income and $628 million charge; 2022 – $36 million income and $554 million charge).